Investments - Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Trading Investments in Fixed Income Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	$ 1,158.9	$ 1,497.7
Gross Unrealized Gains	13.5	7.7
Gross Unrealized Losses	(10.4)	(16.7)
Fair Market Value	1,162.0	1,488.7
Fixed income investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	1,037.8	1,207.7
Gross Unrealized Gains	9.4	6.2
Gross Unrealized Losses	(7.0)	(14.0)
Fair Market Value	1,040.2	1,199.9
U.S. government
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	259.2	262.9
Gross Unrealized Gains	5.1	0.6
Gross Unrealized Losses	(0.4)	(2.2)
Fair Market Value	263.9	261.3
Municipal
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	4.7	1.6
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Fair Market Value	4.7	1.6
Corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	141.4	155.5
Gross Unrealized Gains	1.8	0.5
Gross Unrealized Losses	(2.0)	(4.9)
Fair Market Value	141.2	151.1
High yield loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	99.6	101.7
Gross Unrealized Gains	0.6	0.9
Gross Unrealized Losses	(0.2)	(0.2)
Fair Market Value	100.0	102.4
Non-U.S. government-backed corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost		2.8
Gross Unrealized Gains		0.0
Gross Unrealized Losses		0.0
Fair Market Value		2.8
Non-U.S. government
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	37.6	24.4
Gross Unrealized Gains	0.2	0.1
Gross Unrealized Losses	(0.2)	(0.1)
Fair Market Value	37.6	24.4
Asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	461.8	624.6
Gross Unrealized Gains	1.4	4.1
Gross Unrealized Losses	(2.5)	(3.5)
Fair Market Value	460.7	625.2
Agency mortgage-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	33.5	34.2
Gross Unrealized Gains	0.3	0.0
Gross Unrealized Losses	(1.7)	(3.1)
Fair Market Value	32.1	31.1
Short-term investments — Available for sale
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost		1.0
Gross Unrealized Gains		0.0
Gross Unrealized Losses		0.0
Fair Market Value		1.0
Catastrophe bonds, trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost		1.0
Gross Unrealized Gains		0.0
Gross Unrealized Losses		0.0
Fair Market Value		1.0
Privately-held investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	121.1	288.0
Gross Unrealized Gains	4.1	1.5
Gross Unrealized Losses	(3.4)	(2.7)
Fair Market Value	121.8	286.8
Commercial mortgage loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	25.3	80.9
Gross Unrealized Gains	0.1	0.5
Gross Unrealized Losses	0.0	(1.7)
Fair Market Value	25.4	79.7
Middle market loans and other private debt
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	32.0	61.6
Gross Unrealized Gains	0.1	0.1
Gross Unrealized Losses	(3.2)	(0.7)
Fair Market Value	28.9	61.0
Asset-backed securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	63.8	126.7
Gross Unrealized Gains	3.9	0.9
Gross Unrealized Losses	(0.2)	0.0
Fair Market Value	67.5	127.6
Global corporate securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost		18.8
Gross Unrealized Gains		0.0
Gross Unrealized Losses		(0.3)
Fair Market Value	$ 34.2	$ 18.5